CORPORATE INFORMATION	12 Months Ended
Jun. 30, 2018
CORPORATE INFORMATION
CORPORATE INFORMATION

1.CORPORATE INFORMATION

The Financial Report of Genetic Technologies Limited (the “Company”) for the year ended June 30, 2018 was authorized for issue in accordance with a resolution of the Directors dated October 31, 2018.  Genetic Technologies Limited is incorporated in Australia and is a company limited by shares.  The Directors have the power to amend and reissue the financial statements.

The Company’s ordinary shares are publicly traded on the Australian Securities Exchange under the symbol GTG and, via Level II American Depositary Receipts, on the NASDAQ Capital Market under the ticker GENE.